Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 10, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust

(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(b) under the Securities Act, the Amendment will become effective on November 14, 2016. The purpose of the Amendment is to (i) respond to the Staff’s comments on Post-Effective Amendment No. 69 and (ii) make other non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Trust’s FlexShares® Core Select Bond Fund. The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1167, or in my absence, Diana E. McCarthy at (215) 988-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Peter K. Ewing
Craig R. Carberry
Jose J. Del Real
Diana E. McCarthy